Inventories - Schedule of Inventories (Details) - CAD ($) $ in Millions	Mar. 30, 2025	Mar. 31, 2024
Inventories [Abstract]
Raw materials	$ 35.7	$ 48.4
Work in progress	17.1	25.8
Finished goods	331.2	371.0
Total inventories at the lower of cost and net realizable value	$ 384.0	$ 445.2